STAFF COSTS - Schedule of Staff Costs and Average Number of Employees (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Staff costs comprise the following
Wages and salaries	$ 55.3	$ 47.3	$ 46.9
Share-based compensation	34.1	30.3	23.0
Pension costs	4.7	4.2	3.8
Other social security costs	0.6	0.4	1.4
Other staff costs	2.6	4.7	2.8
Total	$ 97.3	$ 86.9	$ 77.9
Average number of permanent employees
Seafarers | employee	105	109	105
Land-based | employee	529	498	468
Total | employee	634	607	573
Operating expenses
Staff costs comprise the following
Total	$ 9.9	$ 9.6	$ 8.6
Admini- strative expenses
Staff costs comprise the following
Total	$ 87.4	$ 77.3	$ 69.3